Amounts Subject to Enforceable Netting Arrangements (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR		Mar. 31, 2013 INR
Financial Instruments [Line Items]
Derivative assets, gross amounts	$ 2,374.7	142,479.3		72,523.0
Derivative assets, amounts offset		0		0
Derivative assets, net amounts reported in the balance sheet		142,479.3		72,523.0
Derivative assets, financial instruments		101,787.6		57,926.6
Derivative assets, financial collateral		9,191.9	[1]	1,100.0	[1]
Derivative assets, net amount	525.0	31,499.8		13,496.4
Securities purchased under agreements to resell, gross amounts	955.4	57,322.6		67,000.0
Securities purchased under agreements to resell, amounts offset		0		0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		57,322.6		67,000.0
Securities purchased under agreements to resell, financial instruments		0		67,000.0
Securities purchased under agreements to resell, financial collateral		57,322.6	[1]	0	[1]
Securities purchased under agreements to resell, net amount		0		0
Derivative liabilities, gross amounts	2,069.6	124,176.3		69,099.7
Derivative liabilities, amounts offset		0		0
Derivative liabilities, net amounts reported in the balance sheet		124,176.3		69,099.7
Derivative liabilities, financial instruments		101,787.6		57,926.6
Derivative liabilities, financial collateral		305.3	[1]	1,871.7	[1]
Derivative liabilities, net amount	368.1	22,083.4		9,301.4
Securities sold under repurchase agreements, gross amounts	0	0		205,000.0
Securities sold under repurchase agreements, amounts offset				0
Securities sold under repurchase agreements, net amounts reported in the balance sheet				205,000.0
Securities sold under repurchase agreements, financial instruments				67,000.0
Securities sold under repurchase agreements, financial collateral				138,000.0	[1]
Securities sold under repurchase agreements, net amount				0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.